Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 19. Income Taxes

The following is a summary of the provision for income taxes included in the Statements of Income:

	December 31,
(in thousands)	2014	2013	2012
Current	$4,898	$4,748	$6,366
Deferred	594	(171)	(505)

Total	$5,492	$4,577	$5,861

The difference between income taxes computed by applying the statutory federal income tax rate and the provision for income taxes in the financial statements is reconciled as follows:

	December 31,
(in thousands except for %)	2014	2013	2012
Statutory tax rate	35.0%	35.0%	35.0%

Federal income taxes at statutory rate	$5,851	$4,803	$6,272
Tax exempt municipal income	(284)	(133)	(156)
Other	(75)	(93)	(255)

Total	$5,492	$4,577	$5,861

Deferred taxes are recorded based upon differences between the financial statement and tax basis of assets and liabilities, and available tax credit carry forwards. Temporary differences between the financial statement and tax values of assets and liabilities give rise to deferred taxes. The significant components of deferred taxes classified in the Company’s Consolidated Balance Sheets at December 31, 2014 and 2013 are as follows:

	December 31,
(in thousands)	2014	2013
Deferred Tax Assets:
Allowance for loan losses	$3,096	$3,521
Other real estate owned	148	485
Unrealized losses on available for sale securities	—	4,706
Other	407	425

Gross Deferred Tax Assets	3,651	9,137

Deferred Tax Liabilities:
Depreciation and amortization	(1,779)	(1,858)
Core deposit intangibles	(550)	(659)
Unrealized gains on available for sale securities	(124)	—
Other	(359)	(328)

Gross Deferred Tax Liabilities	(2,812)	(2,845)

Net Deferred Tax Assets	$839	$6,292

As of December 31, 2014 and 2013, there were no net operating loss carryforwards for income tax purposes.

ASC 740-10, Income Taxes, clarifies the accounting for uncertainty in income taxes and prescribes a recognition threshold and measurement attribute for the consolidated financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company does not believe it has any unrecognized tax benefits included in its consolidated financial statements. The Company has not had any settlements in the current period with taxing authorities, nor has it recognized tax benefits as a result of a lapse of the applicable statute of limitations. The Company recognizes interest and penalties accrued related to unrecognized tax benefits, if applicable, in noninterest expense. During the years ended December 31, 2014, 2013 and 2012, the Company did not recognize any interest or penalties in its consolidated financial statements, nor has it recorded an accrued liability for interest or penalty payments.